Guarantor financial information - Condensed Consolidated Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Jan. 31, 2016	Jan. 31, 2015	Jul. 31, 2015	Jul. 31, 2014	Jul. 31, 2013
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 42,646	$ (19,356)	$ 64,461	$ 21,611	$ 216,488	$ 141,450	$ 225,945
Cash flows from investing activities:
Business acquisitions, net of cash acquired	0	(68,655)	(12,718)	(68,655)	(78,927)	(162,019)	(37,186)
Capital expenditures	(25,607)	(17,562)	(39,461)	(29,413)	(72,481)	(52,572)	(40,910)
Proceeds from sale of assets	3,575	1,417	6,441	2,729	5,905	4,524	9,980
Cash collected from financial institutions for purchase of interest in accounts receivable	0	0	0	0	0	0	0
Cash remitted to Ferrellgas, L.P for additional accounts receivable	0	0	0	0	0	0	0
Intercompany loan to affiliate	0	0	0	0	0	0	0
Other	(14)	0	(28)	0	(14)	(23)	0
Net cash used in investing activities	(22,046)	(84,800)	(45,766)	(95,339)	(145,517)	(210,090)	(68,116)
Cash flows from financing activities:
Distributions	(52,493)	(42,200)	(158,907)	(92,332)	(607,875)	(178,426)	(177,170)
Capital contribution	30	42,655	30	42,655	51,047	51,626	809
Proceeds from increase in long-term debt	21,321	83,044	92,959	90,643	628,134	750,351	58,356
Payments on long-term debt	(4,380)	(44,388)	(6,149)	(45,063)	(119,457)	(569,841)	(3,912)
Net additions to (reductions in) short-term borrowings	20,072	52,711	10,881	(2,088)	5,800	19,465	(45,676)
Net reductions to collateralized short-term borrowings	(2,000)		49,000		(21,000)
Net additions to collateralized short-term borrowings		14,000		84,000		9,000	8,000
Net changes in advances with consolidated entities	0	0	0	0	0	0	0
Cash paid for financing costs	(142)	(182)	(398)	(204)	(10,301)	(11,414)	0
Net cash provided by (used in) financing activities	(17,592)	105,640	(12,584)	77,611	(73,652)	70,761	(159,593)
Effect of exchange rate changes on cash	0	(2)	0	(2)	(2)	(145)	(147)
Increase (decrease) in cash and cash equivalents	3,008	1,482	6,111	3,881	(2,683)	1,976	(1,911)
Cash and cash equivalents - beginning of year	5,600	8,283	5,600	8,283	8,283	6,307	8,218
Cash and cash equivalents - end of year	8,608	9,765	11,711	12,164	5,600	8,283	6,307
Reportable Legal Entities [Member] | Ferrellgas, L.P. (Parent and Co-Issuer) [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	12,807	4,519	141,275	161,214	197,740	188,218	231,283
Cash flows from investing activities:
Business acquisitions, net of cash acquired	0	(68,655)	(12,718)	(68,655)	(71,750)	(33,569)	(13,634)
Capital expenditures	(14,674)	(16,809)	(26,102)	(24,984)	(56,955)	(49,509)	(39,904)
Proceeds from sale of assets	1,013	1,417	6,441	2,729	5,905	4,524	9,980
Cash collected from financial institutions for purchase of interest in accounts receivable	0	0	0	0	0	0	0
Cash remitted to Ferrellgas, L.P for additional accounts receivable	0	0	0	0	0	0	0
Intercompany loan to affiliate	16,908	(10,387)	(42,301)	(59,576)	(24,493)	(169,708)	(21,942)
Other	(14)	0	(28)	0	(14)	(23)	0
Net cash used in investing activities	3,233	(94,434)	(74,708)	(150,486)	(147,307)	(248,285)	(65,500)
Cash flows from financing activities:
Distributions	(52,493)	(42,200)	(158,907)	(92,332)	(607,875)	(178,426)	(177,170)
Capital contribution	30	42,655	30	42,655	51,047	51,626	809
Proceeds from increase in long-term debt	21,321	83,044	92,959	90,643	628,134	750,351	58,356
Payments on long-term debt	(4,380)	(44,388)	(6,149)	(45,063)	(119,457)	(569,841)	(3,912)
Net additions to (reductions in) short-term borrowings	20,072	52,711	10,881	(2,088)	5,800	19,465	(45,676)
Net reductions to collateralized short-term borrowings	0		0		0
Net additions to collateralized short-term borrowings		0		0		0	0
Net changes in advances with consolidated entities	0	0	0	0	0	0	0
Cash paid for financing costs	(142)	(182)	(398)	(204)	(10,301)	(11,414)	0
Net cash provided by (used in) financing activities	(15,592)	91,640	(61,584)	(6,389)	(52,652)	61,761	(167,593)
Effect of exchange rate changes on cash	2	0	2	0	0	(145)	(147)
Increase (decrease) in cash and cash equivalents	450	1,725	4,985	4,339	(2,219)	1,549	(1,957)
Cash and cash equivalents - beginning of year	5,579	7,798	5,579	7,798	7,798	6,249	8,206
Cash and cash equivalents - end of year	6,029	9,523	10,564	12,137	5,579	7,798	6,249
Reportable Legal Entities [Member] | Ferrellgas Finance Corp. (Co-Issuer) [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(3)	(3)	(3)	(3)	(4)	(5)	(5)
Cash flows from investing activities:
Business acquisitions, net of cash acquired	0	0	0	0	0	0	0
Capital expenditures	0	0	0	0	0	0	0
Proceeds from sale of assets	0	0	0	0	0	0	0
Cash collected from financial institutions for purchase of interest in accounts receivable	0	0	0	0	0	0	0
Cash remitted to Ferrellgas, L.P for additional accounts receivable	0	0	0	0	0	0	0
Intercompany loan to affiliate	0	0	0	0	0	0	0
Other	0	0	0	0	0	0	0
Net cash used in investing activities	0	0	0	0	0	0	0
Cash flows from financing activities:
Distributions	0	0	0	0	0	0	0
Capital contribution	0	0	0	0	0	0	0
Proceeds from increase in long-term debt	0	0	0	0	0	0	0
Payments on long-term debt	0	0	0	0	0	0	0
Net additions to (reductions in) short-term borrowings	0	0	0	0	0	0	0
Net reductions to collateralized short-term borrowings	0		0		0
Net additions to collateralized short-term borrowings		0		0		0	0
Net changes in advances with consolidated entities	3	3	3	3	4	5	5
Cash paid for financing costs	0	0	0	0	0	0	0
Net cash provided by (used in) financing activities	3	3	3	3	4	5	5
Effect of exchange rate changes on cash	0	0	0	0	0	0	0
Increase (decrease) in cash and cash equivalents	0	0	0	0	0	0	0
Cash and cash equivalents - beginning of year	1	1	1	1	1	1	1
Cash and cash equivalents - end of year	1	1	1	1	1	1	1
Reportable Legal Entities [Member] | Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	22,041	(19,475)	(8,728)	(43,566)	(12,875)	(17,339)	6,304
Cash flows from investing activities:
Business acquisitions, net of cash acquired	0	0	0	0	(7,177)	(128,450)	(23,552)
Capital expenditures	(10,933)	(753)	(13,359)	(4,429)	(15,526)	(3,063)	(1,006)
Proceeds from sale of assets	2,562	0	0	0	0	0	0
Cash collected from financial institutions for purchase of interest in accounts receivable	0	0	0	0	0	0	0
Cash remitted to Ferrellgas, L.P for additional accounts receivable	0	0	0	0	0	0	0
Intercompany loan to affiliate	0	0	0	0	0	0	0
Other	0	0	0	0	0	0	0
Net cash used in investing activities	(8,371)	(753)	(13,359)	(4,429)	(22,703)	(131,513)	(24,558)
Cash flows from financing activities:
Distributions	0	0	0	0	0	0	0
Capital contribution	0	0	0	0	0	0	0
Proceeds from increase in long-term debt	0	0	0	0	0	0	0
Payments on long-term debt	0	0	0	0	0	0	0
Net additions to (reductions in) short-term borrowings	0	0	0	0	0	0	0
Net reductions to collateralized short-term borrowings	0		0		0
Net additions to collateralized short-term borrowings		0		0		0	0
Net changes in advances with consolidated entities	(11,112)	19,985	23,213	47,537	35,114	149,279	18,300
Cash paid for financing costs	0	0	0	0	0	0	0
Net cash provided by (used in) financing activities	(11,112)	19,985	23,213	47,537	35,114	149,279	18,300
Effect of exchange rate changes on cash	0	0	0	0	0	0	0
Increase (decrease) in cash and cash equivalents	2,558	(243)	1,126	(458)	(464)	427	46
Cash and cash equivalents - beginning of year	20	484	20	484	484	57	11
Cash and cash equivalents - end of year	2,578	241	1,146	26	20	484	57
Reportable Legal Entities [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	5,801	9,603	(19,083)	(12,034)	10,627	(20,424)	(3,637)
Cash flows from investing activities:
Business acquisitions, net of cash acquired	0	0	0	0	0	0	0
Capital expenditures	0	0	0	0	0	0	0
Proceeds from sale of assets	0	0	0	0	0	0	0
Cash collected from financial institutions for purchase of interest in accounts receivable	186,280	275,704	453,652	666,521	1,299,325	1,578,597	1,297,273
Cash remitted to Ferrellgas, L.P for additional accounts receivable	(184,280)	(289,704)	(502,652)	(750,521)	(1,278,325)	(1,587,597)	(1,305,273)
Intercompany loan to affiliate	0	0	0	0	0	0	0
Other	0	0	0	0	0	0	0
Net cash used in investing activities	2,000	(14,000)	(49,000)	(84,000)	21,000	(9,000)	(8,000)
Cash flows from financing activities:
Distributions	0	0	0	0	0	0	0
Capital contribution	0	0	0	0	0	0	0
Proceeds from increase in long-term debt	0	0	0	0	0	0	0
Payments on long-term debt	0	0	0	0	0	0	0
Net additions to (reductions in) short-term borrowings	0	0	0	0	0	0	0
Net reductions to collateralized short-term borrowings	(2,000)		49,000		(21,000)
Net additions to collateralized short-term borrowings		14,000		84,000		9,000	8,000
Net changes in advances with consolidated entities	(5,799)	(9,601)	19,085	12,036	(10,625)	20,424	3,637
Cash paid for financing costs	0	0	0	0	0	0	0
Net cash provided by (used in) financing activities	(7,799)	4,399	68,085	96,036	(31,625)	29,424	11,637
Effect of exchange rate changes on cash	(2)	(2)	(2)	(2)	(2)	0	0
Increase (decrease) in cash and cash equivalents	0	0	0	0	0	0	0
Cash and cash equivalents - beginning of year	0	0	0	0	0	0	0
Cash and cash equivalents - end of year	0	0	0	0	0	0	0
Eliminations [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	2,000	(14,000)	(49,000)	(84,000)	21,000	(9,000)	(8,000)
Cash flows from investing activities:
Business acquisitions, net of cash acquired	0	0	0	0	0	0	0
Capital expenditures	0	0	0	0	0	0	0
Proceeds from sale of assets	0	0	0	0	0	0	0
Cash collected from financial institutions for purchase of interest in accounts receivable	(186,280)	(275,704)	(453,652)	(666,521)	(1,299,325)	(1,578,597)	(1,297,273)
Cash remitted to Ferrellgas, L.P for additional accounts receivable	184,280	289,704	502,652	750,521	1,278,325	1,587,597	1,305,273
Intercompany loan to affiliate	(16,908)	10,387	42,301	59,576	24,493	169,708	21,942
Other	0	0	0	0	0	0	0
Net cash used in investing activities	(18,908)	24,387	91,301	143,576	3,493	178,708	29,942
Cash flows from financing activities:
Distributions	0	0	0	0	0	0	0
Capital contribution	0	0	0	0	0	0	0
Proceeds from increase in long-term debt	0	0	0	0	0	0	0
Payments on long-term debt	0	0	0	0	0	0	0
Net additions to (reductions in) short-term borrowings	0	0	0	0	0	0	0
Net reductions to collateralized short-term borrowings	0		0		0
Net additions to collateralized short-term borrowings		0		0		0	0
Net changes in advances with consolidated entities	16,908	(10,387)	(42,301)	(59,576)	(24,493)	(169,708)	(21,942)
Cash paid for financing costs	0	0	0	0	0	0	0
Net cash provided by (used in) financing activities	16,908	(10,387)	(42,301)	(59,576)	(24,493)	(169,708)	(21,942)
Effect of exchange rate changes on cash	0	0	0	0	0	0	0
Increase (decrease) in cash and cash equivalents	0	0	0	0	0	0	0
Cash and cash equivalents - beginning of year	0	0	0	0	0	0	0
Cash and cash equivalents - end of year	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0